Annual Total Returns (Vanguard European Stock Index Fund - Signal Shares Participant:) (Vanguard European Stock Index Fund, Vanguard European Stock Index Fund - Signal Shares)	18 Months Ended
Apr. 30, 2013
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Annual Total Return
2012	20.99%
2011	(11.46%)
2010	5.02%
2009	32.01%
2008	(44.67%)
2007	13.93%